Long-Term Investments - Equity Investments with Carrying Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 3,000	$ 4,242
Cashido Corp. (Cashido)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	0.60%	1.80%
Vastview Technology, Corp. (Vastview)
Schedule of Equity and Cost Investments [Line Items]
Equity Investments Percentage of Ownership	2.90%	2.90%
Deep Vision, Inc (Deep Vision)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments	$ 3,000	$ 3,000
Equity Investments Percentage of Ownership	14.80%	14.80%
ProGrade Digital, Inc. (ProGrade)
Schedule of Equity and Cost Investments [Line Items]
Long-term investments		$ 1,242
Equity Investments Percentage of Ownership		49.00%